UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-01241

Investment Company Act File Number

Eaton Vance Growth Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

February 28

Date of Fiscal Year End

May 31, 2014

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Focused Growth Opportunities Fund

Eaton Vance Focused Value Opportunities Fund

Eaton Vance Global Natural Resources Fund

Eaton Vance

Focused Growth Opportunities Fund

May 31, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.0%

Security	Shares	Value
Airlines — 2.7%
United Continental Holdings, Inc.(1)	13,568	$602,012

		$602,012

Auto Components — 2.3%
Dana Holding Corp.	23,512	$520,556

		$520,556

Banks — 5.4%
Citigroup, Inc.	16,390	$779,672
Regions Financial Corp.	41,683	424,750

		$1,204,422

Biotechnology — 10.2%
Amgen, Inc.	5,924	$687,125
Biogen Idec, Inc.(1)	2,182	696,865
Gilead Sciences, Inc.(1)	11,210	910,364

		$2,294,354

Building Products — 2.3%
Armstrong World Industries, Inc.(1)	9,877	$524,172

		$524,172

Chemicals — 3.0%
Ecolab, Inc.	3,441	$375,723
Monsanto Co.	2,529	308,158

		$683,881

Communications Equipment — 5.3%
F5 Networks, Inc.(1)	5,564	$603,972
QUALCOMM, Inc.	7,223	581,090

		$1,185,062

Consumer Finance — 1.0%
Discover Financial Services	3,870	$228,833

		$228,833

Energy Equipment & Services — 3.0%
FMC Technologies, Inc.(1)	11,511	$668,329

		$668,329

Food & Staples Retailing — 2.5%
Costco Wholesale Corp.	4,775	$553,995

		$553,995

Food Products — 3.0%
Mondelez International, Inc., Class A	17,929	$674,489

		$674,489

Health Care Equipment & Supplies — 2.7%
Medtronic, Inc.	10,079	$615,121

		$615,121

Security	Shares	Value
Internet & Catalog Retail — 6.4%
Amazon.com, Inc.(1)	2,294	$716,990
priceline.com, Inc.(1)	562	718,590

		$1,435,580

Internet Software & Services — 8.4%
Facebook, Inc., Class A(1)	10,016	$634,013
Google, Inc., Class A(1)	813	464,751
Google, Inc., Class C(1)	1,418	795,470

		$1,894,234

Leisure Products — 3.0%
Brunswick Corp.	15,516	$668,740

		$668,740

Machinery — 7.4%
Caterpillar, Inc.	5,236	$535,276
Donaldson Co., Inc.	15,835	644,960
Wabtec Corp.	6,184	486,928

		$1,667,164

Media — 2.1%
Walt Disney Co. (The)	5,534	$464,911

		$464,911

Personal Products — 2.2%
Estee Lauder Cos., Inc. (The), Class A	6,464	$495,272

		$495,272

Pharmaceuticals — 3.9%
Allergan, Inc.	2,604	$436,066
Roche Holding AG ADR	11,748	433,384

		$869,450

Semiconductors & Semiconductor Equipment — 5.4%
Avago Technologies, Ltd.	11,061	$781,681
Teradyne, Inc.	24,541	436,830

		$1,218,511

Software — 3.1%
VMware, Inc., Class A(1)	7,120	$687,080

		$687,080

Specialty Retail — 4.8%
Restoration Hardware Holding, Inc.(1)	3,562	$236,802
Staples, Inc.	40,054	450,608
TJX Cos., Inc. (The)	7,381	401,895

		$1,089,305

Technology Hardware, Storage & Peripherals — 7.9%
Apple, Inc.	1,940	$1,228,020
EMC Corp.	20,491	544,241

		$1,772,261

Total Common Stocks (identified cost $17,325,415)		$22,017,734

Short-Term Investments — 2.1%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.13%(2)	$476	$475,764

Total Short-Term Investments (identified cost $475,764)		$475,764

Total Investments — 100.1% (identified cost $17,801,179)		$22,493,498

Other Assets, Less Liabilities — (0.1)%		$(20,835)

Net Assets — 100.0%		$22,472,663

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)	Non-income producing security.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of May 31, 2014. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended May 31, 2014 was $255.

The Fund did not have any open financial instruments at May 31, 2014.

The cost and unrealized appreciation (depreciation) of investments of the Fund at May 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$17,804,924

Gross unrealized appreciation	$4,892,024
Gross unrealized depreciation	(203,450)

Net unrealized appreciation	$4,688,574

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2014, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$22,017,734	*	$—	$—	$22,017,734
Short-Term Investments	—		475,764	—	475,764
Total Investments	$22,017,734		$475,764	$—	$22,493,498

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of February 28, 2014 whose fair value was determined using Level 3 inputs. At May 31, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Eaton Vance

Focused Value Opportunities Fund

May 31, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.5%

Security	Shares	Value
Aerospace & Defense — 5.1%
Boeing Co. (The)	8,518	$1,152,059

		$1,152,059

Airlines — 3.6%
United Continental Holdings, Inc.(1)	18,396	$816,231

		$816,231

Banks — 11.8%
Citigroup, Inc.	21,090	$1,003,251
JPMorgan Chase & Co.	16,951	941,967
Regions Financial Corp.	72,279	736,523

		$2,681,741

Capital Markets — 7.2%
Blackstone Group LP (The)	25,362	$788,251
Morgan Stanley	27,615	852,199

		$1,640,450

Chemicals — 3.3%
LyondellBasell Industries NV, Class A	7,551	$751,853

		$751,853

Communications Equipment — 2.8%
QUALCOMM, Inc.	8,022	$645,370

		$645,370

Diversified Telecommunication Services — 1.8%
Verizon Communications, Inc.	8,289	$414,118

		$414,118

Electronic Equipment, Instruments & Components — 2.9%
Corning, Inc.	30,432	$648,202

		$648,202

Food & Staples Retailing — 3.3%
CVS Caremark Corp.	9,465	$741,299

		$741,299

Food Products — 3.1%
Nestle SA ADR	9,095	$714,640

		$714,640

Health Care Equipment & Supplies — 3.3%
Covidien PLC	10,274	$751,132

		$751,132

Insurance — 7.8%
ACE, Ltd.	8,948	$927,997
MetLife, Inc.	16,543	842,535

		$1,770,532

Life Sciences Tools & Services — 3.2%
Thermo Fisher Scientific, Inc.	6,211	$726,128

		$726,128

1

Security	Shares	Value
Media — 2.8%
Time Warner, Inc.	9,089	$634,685

		$634,685

Multi-Utilities — 4.2%
Sempra Energy	9,390	$942,287

		$942,287

Multiline Retail — 2.1%
Dollar General Corp.(1)	9,059	$487,193

		$487,193

Oil, Gas & Consumable Fuels — 15.0%
Anadarko Petroleum Corp.	7,353	$756,330
Chevron Corp.	8,374	1,028,243
Marathon Oil Corp.	16,886	619,041
Occidental Petroleum Corp.	5,987	596,844
Phillips 66	4,761	403,685

		$3,404,143

Pharmaceuticals — 6.2%
Merck & Co., Inc.	13,488	$780,416
Roche Holding AG PC	2,132	628,411

		$1,408,827

Road & Rail — 2.9%
Union Pacific Corp.	3,348	$667,156

		$667,156

Specialty Retail — 2.7%
TJX Cos., Inc. (The)	11,452	$623,561

		$623,561

Technology Hardware, Storage & Peripherals — 3.4%
Apple, Inc.	1,225	$775,425

		$775,425

Total Common Stocks (identified cost $18,109,253)		$22,397,032

Short-Term Investments — 1.5%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.13%(2)	$344	$343,660

Total Short-Term Investments (identified cost $343,660)		$343,660

Total Investments — 100.0% (identified cost $18,452,913)		$22,740,692

Other Assets, Less Liabilities — 0.0%(3)		$2,482

Net Assets — 100.0%		$22,743,174

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

PC	-	Participation Certificate

2

(1)	Non-income producing security.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of May 31, 2014. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended May 31, 2014 was $72.

(3)	Amount is less than 0.05%.

The Fund did not have any open financial instruments at May 31, 2014.

The cost and unrealized appreciation (depreciation) of investments of the Fund at May 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$18,445,533

Gross unrealized appreciation	$4,430,559
Gross unrealized depreciation	(135,400)

Net unrealized appreciation	$4,295,159

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2014, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$1,745,439	$—		$—	$1,745,439
Consumer Staples	1,455,939	—		—	1,455,939
Energy	3,404,143	—		—	3,404,143
Financials	6,092,723	—		—	6,092,723
Health Care	2,257,676	628,411		—	2,886,087
Industrials	2,635,446	—		—	2,635,446
Information Technology	2,068,997	—		—	2,068,997
Materials	751,853	—		—	751,853
Telecommunication Services	414,118	—		—	414,118
Utilities	942,287	—		—	942,287
Total Common Stocks	$21,768,621	$628,411	*	$—	$22,397,032
Short-Term Investments	$—	$343,660		$—	$343,660
Total Investments	$21,768,621	$972,071		$—	$22,740,692

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of February 28, 2014 whose fair value was determined using Level 3 inputs. At May 31, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

3

Eaton Vance

Global Natural Resources Fund

May 31, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 82.8%

Security	Shares	Value
Energy — 62.5%
Energy Equipment & Services — 12.9%
Calfrac Well Services, Ltd.	3,500	$119,820
Halliburton Co.	1,466	94,762
Schlumberger, Ltd.	1,000	104,040
Superior Energy Services, Inc.	6,100	202,459
Trican Well Service, Ltd.	11,600	177,803
Trinidad Drilling, Ltd.	23,991	254,447

		$953,331

Oil, Gas & Consumable Fuels — 49.6%
Anadarko Petroleum Corp.	1,500	$154,290
ARC Resources, Ltd.	5,700	164,276
Bonavista Energy Corp.	6,700	99,978
Cameco Corp.	3,500	69,981
Canadian Natural Resources, Ltd.	2,600	105,818
Chevron Corp.	500	61,395
Cimarex Energy Co.	1,500	193,695
Continental Resources, Inc.(1)	700	98,252
Crescent Point Energy Corp.	2,500	102,485
Crew Energy, Inc.(1)	16,961	163,150
Devon Energy Corp.	3,100	229,090
Encana Corp.	5,617	130,803
ENI SpA	4,700	119,701
EOG Resources, Inc.	2,600	275,080
Exxon Mobil Corp.	2,100	211,113
Imperial Oil, Ltd.	2,100	103,402
Kelt Exploration, Ltd.(1)	1,700	20,382
Noble Energy, Inc.	1,300	93,691
Oasis Petroleum, Inc.(1)	2,000	99,000
Occidental Petroleum Corp.	1,000	99,690
Painted Pony Petroleum, Ltd.(1)	13,712	145,428
Peabody Energy Corp.	1,500	24,240
Peyto Exploration & Development Corp.	1,800	63,879
PrairieSky Royalty, Ltd.(1)	1,500	50,147
Royal Dutch Shell PLC ADR, Class A	1,100	86,460
Storm Resources, Ltd.(1)	10,100	46,574
Suncor Energy, Inc.	5,800	223,217
Tourmaline Oil Corp.(1)	3,200	159,365
Valero Energy Corp.	1,100	61,655
Whitecap Resources, Inc.	2,500	34,285
Whiting Petroleum Corp.(1)	2,200	158,070

		$3,648,592

		$4,601,923

Materials — 20.3%
Chemicals — 4.9%
Ecolab, Inc.	1,100	$120,109
LyondellBasell Industries NV, Class A	1,400	139,398

1

Security	Shares	Value
Monsanto Co.	800	$97,480

		$356,987

Containers & Packaging — 1.2%
Rock-Tenn Co., Class A	900	$90,927

		$90,927

Metals & Mining — 10.6%
Agnico-Eagle Mines, Ltd.	1,300	$39,553
BHP Billiton PLC	5,300	166,171
Capstone Mining Corp.(1)	40,900	98,450
First Quantum Minerals, Ltd.	2,736	57,707
Freeport-McMoRan Copper & Gold, Inc.	3,800	129,390
Goldcorp, Inc.	1,300	30,597
Iluka Resources, Ltd.	3,100	25,164
Lundin Mining Corp.(1)	9,000	47,228
Randgold Resources, Ltd. ADR	500	36,965
Rio Tinto PLC	1,000	51,284
Royal Gold, Inc.	900	56,448
Teck Resources, Ltd., Class B	2,000	44,582

		$783,539

Paper & Forest Products — 3.6%
Canfor Corp.(1)	6,000	$132,417
West Fraser Timber Co., Ltd.	2,900	133,191

		$265,608

		$1,497,061

Total Common Stocks (identified cost $5,204,930)		$6,098,984

Short-Term Investments — 15.8%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.13%(2)	$1,161	$1,160,742

Total Short-Term Investments (identified cost $1,160,742)		$1,160,742

Total Investments — 98.6% (identified cost $6,365,672)		$7,259,726

Other Assets, Less Liabilities — 1.4%		$101,063

Net Assets — 100.0%		$7,360,789

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)	Non-income producing security.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of May 31, 2014. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended May 31, 2014 was $126.

2

Country Concentration of Portfolio

Country	Percentage of Net Assets	Value
United States	53.7%	$3,955,016
Canada	38.3	2,818,965
United Kingdom	4.6	340,880
Italy	1.6	119,701
Australia	0.4	25,164

Total Investments	98.6%	$7,259,726

The Fund did not have any open financial instruments at May 31, 2014.

The cost and unrealized appreciation (depreciation) of investments of the Fund at May 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$6,365,363

Gross unrealized appreciation	$1,058,792
Gross unrealized depreciation	(164,429)

Net unrealized appreciation	$894,363

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2014, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Energy	$4,482,222	$119,701		$—	$4,601,923
Materials	1,254,442	242,619		—	1,497,061
Total Common Stocks	$5,736,664	$362,320	*	$—	$6,098,984
Short-Term Investments	$—	$1,160,742		$—	$1,160,742
Total Investments	$5,736,664	$1,523,062		$—	$7,259,726

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of February 28, 2014 whose fair value was determined using Level 3 inputs. At May 31, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

3

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Growth Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	July 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	July 28, 2014

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	July 28, 2014